Trade and other payables (Tables)	6 Months Ended
Jun. 30, 2023
Trade and other payables.
Schedule of trade and other payables

	As of
	June 30,	December 31,
(in thousands of $)	2023	2022
Trade payables	$195,268	$188,721
Short term employee benefits	70,217	84,337
Gross-to-net accruals	39,153	19,478
Other	5,347	3,142
Total trade and other payables	$309,985	$295,679

Schedule of movement in gross to net accruals

		Distribution
	Rebates and	fees, product
	charge backs	returns and	Total
(in thousands of $)		other
Balance at January 01, 2022	$—	$—	$—
Current estimate related to the sales made in current year	10,078	3,270	13,348
(Credits or payments related to sales made during the year)	(5,592)	(2,312)	(7,904)
Balance at June 30, 2022	$4,485	$958	$5,443

Balance at January 01, 2023	$15,399	$4,079	$19,478
Current estimate related to the sales made in current year	56,801	11,339	68,140
Adjustments for prior year sales	632	(883)	(251)
(Credits or payments related to sales made during the year)	(29,711)	(7,474)	(37,185)
(Credits or payments related to sales made during the prior year)	(8,260)	(2,769)	(11,029)
Balance at June 30, 2023	$34,861	$4,292	$39,153